Significant Accounting Policies - Summary of Numerator and Denominator used to Complute Basic and Dulited Net Income/(loss) Per Share (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Allocation of net income/(loss)	$ (23,684)	$ 1,458,376	$ 1,736,729	$ (23,684)
Class A Common Stock
Numerator:
Allocation of net income/(loss)		$ 2,861,626	$ 2,140,135
Denominator:
Weighted-average shares outstanding		40,000,000	10,300,000
Basic and diluted net income/(loss) per share		$ 0.07	$ 0.21
Class F Common Stock
Numerator:
Allocation of net income/(loss)		$ (1,403,250)	$ (403,406)	$ (23,684)
Denominator:
Weighted-average shares outstanding		10,000,000	8,919,047	10,781,250
Basic and diluted net income/(loss) per share		$ (0.14)	$ (0.05)	$ 0.00